As filed with the SEC on March 30, 2009
Registration No. 333-141883
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 3	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 31	[ X ]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 29, 2009, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\	Page _ of _
	on ______, pursuant to paragraph (a) (2) of rule 485		Exhibit Index Appears on Page __

If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 3 to Empire Fidelity Investments Variable Annuity Account A on Form N-4 is to designate a new effective date, April 29, 2009, for the previously filed Post-Effective Amendment No. 2. The prospectus, statement of additional information (SAI), and Part C for this Post-Effective Amendment No. 3 are identical to those filed in Post Effective Amendment No. 2, and the prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those filed in Post Effective Amendment No. 2.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 30th day of March, 2009.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of March, 2009.

Signature	Title
/s/ *
Jon J. Skillman	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) * By:	/s/David J. Pearlman
		)	David J. Pearlman
/s/ *		)	(Attorney-in-Fact)
Peter G. Johnannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Allan Brandon	Director	)
)
/s/ *		)
Lena G. Goldberg	Director	)By:	/s/ David J. Pearlman
		)	David J. Pearlman
s/ *		)	(Attorney-in-Fact)
Albert Francke	Director	)